Inventories, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5. INVENTORIES, NET

Inventories consisted of the following:

	June 30,	December 31,
	2022	2021
Raw materials	$283,095	$300,918
Work in process	347,837	300,711
Finished goods	631,691	2,482,528
	1,262,623	3,084,157
Less: allowance for obsolete inventories	-	-
Inventories, net	$1,262,623	$3,084,157

NOTE 4. INVENTORIES, NET

Inventories consisted of the following:

	December 31,	December 31,
	2021	2020
Raw materials	$300,918	$290,922
Work in process	300,711	81,592
Finished goods	2,482,528	2,424,546
	3,084,157	2,797,060
Less: allowance for obsolete inventories	-	-
Inventories, net	$3,084,157	$2,797,060